Provision for asset retirement obligation - Changes in the provision for asset retirement obligation (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Beginning balance	R$ 932,185
Additions (new tanks)	239,013
Expenditure with tanks removed	(84,939)
Accretion expense	41,720
Ending Balance	1,040,172	R$ 932,185
Asset Retirement Obligation [member]
Disclosure of other provisions [line items]
Beginning balance	56,711	53,435	R$ 51,242
Additions (new tanks)	158	451	163
Expenditure with tanks removed	(9,528)	(2,773)	(4,306)
Accretion expense	4,417	5,598	6,336
Ending Balance	51,758	R$ 56,711	R$ 53,435
Current	5,063
Non-current	R$ 46,695